Share-based compensation - Additional information (Detail)			1 Months Ended	12 Months Ended
	Oct. 31, 2018 shares	Apr. 01, 2018 ¥ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥)	Sep. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses				$ 41,567,568	¥ 290,781,764	¥ 35,404,887	¥ 17,574,638
Incremental compensation cost					¥ 28,224,142
Fair value per share | ¥ / shares			¥ 43.92
Nonolive [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer restriction and repurchase consideration per share | $ / shares								$ 1
Number of shares issued subject to transfer restriction | shares			2,163,325
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share of the restricted equity | ¥ / shares					¥ 274.55	¥ 274.51
Restricted share units, grants in period | shares				306	306
Restricted Stock Units (RSUs) [Member] | 2018 Restricted Share Unit Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses					¥ 235,506,658	¥ 0
Fair value per share of the restricted equity | ¥ / shares		¥ 274.51
Total unrecognized share-based compensation expense					342,243,484	575,940,921
Ordinary shares issued to trust as a reserve pool for future issuance of equity share | shares		2,106,321
Restricted share units, effective period		10 years
Restricted share units, grants in period | shares		2,098,069
Restricted share units, vesting condition		The restricted share units will begin vesting by equal instalment for 36 months upon a qualified IPO
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of the restricted equity					80,100,005
Share-based compensation expenses					¥ 0	¥ 17,574,638	17,574,638
Fair value per share of the restricted equity | ¥ / shares					¥ 31.50	¥ 18.45
Fair value per share | ¥ / shares					¥ 43.92
Restricted Stock [Member] | Nonolive [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares | shares			1,696,895
Restricted Stock [Member] | Nonolive [member] | Founder One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares | shares			1,039,780
Restricted Stock [Member] | Gogo Glocal Holding Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of the restricted equity						¥ 90,425,865
Share-based compensation expenses					¥ 55,275,106	¥ 17,830,249	¥ 0
Ordinary shares issued in connection of the acquisition | shares	4,900,000
Percentage of equity issued in connection of the acquisition	46.00%
Transfer restriction and repurchase consideration per share | $ / shares									$ 1
Requisite employment service period						15 months
Fair value per share of the restricted equity | ¥ / shares						¥ 18.45
Total unrecognized share-based compensation expense					¥ 25,872,131
Unrecognized compensation expense period				33 months	33 months
Restricted Stock [Member] | Nonolive [member] | Founder One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares | shares			444,444
Repurchase of shares			¥ 100,000,000